Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 10,110,935,773	$ 9,167,476,568
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,031,752,808	3,823,328,815
Level 1 | Southern Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,133,901,439	3,064,813,002
Level 1 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,453,394	2,011,460
Level 1 | Self-Directed Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	893,397,975	756,504,353
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	43,666,599	41,146,530
Level 2 | Self-Directed Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	43,666,599	41,146,530
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,075,419,407	3,864,475,345
Total | Southern Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,133,901,439	3,064,813,002
Total | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,453,394	2,011,460
Total | Self-Directed Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	937,064,574	797,650,883
Fair Value Measured at Net Asset Value Per Share | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 6,035,516,366	$ 5,303,001,223